Pension Plans	12 Months Ended
May 31, 2019
Compensation And Retirement Disclosure [Abstract]
Pension Plans

NOTE N — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy considers contributions in an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2020, we expect to contribute approximately $0.9 million to the retirement plans in the U.S. and approximately $6.4 million to our foreign plans.  During February 2019, we contributed an additional $56.5 million to the RPM International Inc. Retirement Plan in the U.S. than what had been planned at the beginning of the fiscal year.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2019	2018	2017	2019	2018	2017
Service cost	$37,528	$37,859	$37,603	$4,693	$4,620	$4,070
Interest cost	21,987	17,518	17,323	5,420	5,025	4,614
Expected return on plan assets	(33,867)	(32,342)	(25,007)	(7,907)	(8,270)	(7,109)
Amortization of:
Prior service cost	118	117	217	(30)	(31)	(24)
Net actuarial losses recognized	13,087	14,470	22,160	1,229	1,758	2,150
Curtailment/settlement losses				89	128	904
Net Pension Cost	$38,853	$37,622	$52,296	$3,494	$3,230	$4,605

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2019 and 2018, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Benefit obligation at beginning of year	$617,255	$591,948	$194,149	$195,884
Service cost	37,528	37,859	4,693	4,620
Interest cost	21,987	17,518	5,420	5,025
Benefits paid	(45,917)	(34,368)	(7,488)	(6,545)
Participant contributions			1,003	980
Plan amendments	11		(33)	(61)
Plan settlements/curtailments			(607)	(2,984)
Actuarial (gains)/losses	29,413	4,298	17,286	(9,523)
Premiums paid			(97)	(106)
Currency exchange rate changes			(8,359)	6,859
Benefit Obligation at End of Year	$660,277	$617,255	$205,967	$194,149
Fair value of plan assets at beginning of year	$487,233	$437,481	$188,960	$179,928
Actual return on plan assets	(2,272)	30,291	6,737	3,166
Employer contributions	57,821	53,829	6,770	7,460
Participant contributions			1,003	980
Benefits paid	(45,917)	(34,368)	(7,488)	(6,545)
Premiums paid			(97)	(106)
Plan settlements/curtailments			(580)	(2,267)
Currency exchange rate changes			(8,193)	6,344
Fair Value of Plan Assets at End of Year	$496,865	$487,233	$187,112	$188,960
(Deficit) of plan assets versus benefit obligations at end of year	$(163,412)	$(130,022)	$(18,855)	$(5,189)
Net Amount Recognized	$(163,412)	$(130,022)	$(18,855)	$(5,189)
Accumulated Benefit Obligation	$553,392	$510,984	$192,533	$181,462

The fair value of the assets held by our pension plans has increased at May 31, 2019 since our previous measurement date at May 31, 2018, due primarily to our plan contributions. Total plan liabilities have increased due to increased benefit accruals and a decrease in the discount rate used to value the liability. We have increased our recorded liability for the net underfunded status of our pension plans.  Due to lower discount rates, we expect pension expense in fiscal 2020 to be higher when compared to our fiscal 2019 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2019 and 2018 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Noncurrent assets	$-	$-	$9,047	$10,483
Current liabilities	(8)	(7)	(435)	(421)
Noncurrent liabilities	(163,404)	(130,015)	(27,467)	(15,251)
Net Amount Recognized	$(163,412)	$(130,022)	$(18,855)	$(5,189)

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2019		2018
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$660,277	$496,865	$617,255	$487,233
Plans with accumulated benefit obligations in excess of plan assets	553,392	496,865	510,984	487,233
Plans with assets in excess of projected benefit obligations	-	-	-	-
Plans with assets in excess of accumulated benefit obligations	-	-	-	-

	Non-U.S. Plans
	2019		2018
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$162,824	$134,921	$152,533	$136,861
Plans with accumulated benefit obligations in excess of plan assets	149,390	134,921	43,054	29,855
Plans with assets in excess of projected benefit obligations	43,143	52,191	41,616	52,099
Plans with assets in excess of accumulated benefit obligations	43,143	52,191	138,408	159,105

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Net actuarial loss	$(250,286)	$(197,821)	$(51,184)	$(35,668)
Prior service (costs) credits	(28)	(135)	224	224
Total recognized in accumulated other comprehensive income not affecting retained earnings	$(250,314)	$(197,956)	$(50,960)	$(35,444)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$11	$-	$(33)	$(61)
Net loss (gain) arising during the year	65,552	6,349	18,456	(5,098)
Effect of exchange rates on amounts included in AOCI			(1,593)	1,517
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost) benefit	(118)	(117)	30	18
Amortization or settlement recognition of net (loss)	(13,087)	(14,470)	(1,345)	(1,912)
Total recognized in other comprehensive loss (income)	$52,358	$(8,238)	$15,515	$(5,536)

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2019 that have not yet been recognized in net periodic pension cost, but are expected to be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2020:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(17,973)	$(2,091)
Prior service (cost) credit	$(8)	$35

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.  Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2019	2018	2019	2018
Discount rate	3.64%	4.12%	2.61%	3.09%
Rate of compensation increase	3.80%	3.80%	2.86%	2.85%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2019	2018	2017	2019	2018	2017
Discount rate	4.12%	3.81%	3.85%	3.09%	2.79%	3.13%
Expected return on plan assets	7.40%	7.89%	7.89%	4.30%	4.37%	4.50%
Rate of compensation increase	3.80%	3.80%	3.80%	2.85%	3.00%	2.81%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2019	2019	2018
Equity securities	55%	$295.1	$309.3
Fixed income securities	25%	83.8	76.5
Multi-class	20%	78.1	72.8
Cash (1)		39.7	28.4
Other		0.2	0.2
Total assets	100%	$496.9	$487.2

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2019	2019	2018
Equity securities	41%	$79.9	$90.0
Fixed income securities	42%	79.3	70.2
Cash		0.1	0.5
Property and other	17%	27.8	28.3
Total assets	100%	$187.1	$189.0

(1)

The larger than target cash position at May 31, 2019 results from our February 2019 contribution to the RPM International Inc. Retirement Plan because of our plans to invest the February contribution over a period of time, due to dollar cost averaging.

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2019 and 2018:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
U.S. Treasury and other government	$-	$13,854	$-	$13,854
State and municipal bonds		386		386
Foreign bonds		1,031		1,031
Mortgage-backed securities		20,075		20,075
Corporate bonds		26,204		26,204
Stocks - mid cap	13,392			13,392
Stocks - small cap	15,720			15,720
Mutual funds - equity		265,969		265,969
Mutual funds - multi-class		78,143		78,143
Mutual funds - fixed		22,215		22,215
Cash and cash equivalents	39,704			39,704
Limited partnerships			172	172
Total	$68,816	$427,877	$172	$496,865

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Pooled equities	$-	$78,733	$-	$78,733
Pooled fixed income		79,061		79,061
Foreign bonds		227		227
Insurance contracts			27,843	27,843
Mutual funds		1,125		1,125
Cash and cash equivalents	123			123
Total	$123	$159,146	$27,843	$187,112

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
U.S. Treasury and other government	$-	$10,197	$-	$10,197
State and municipal bonds		605		605
Foreign bonds		1,748		1,748
Mortgage-backed securities		26,081		26,081
Corporate bonds		17,413		17,413
Stocks - large cap	1,927			1,927
Stocks - mid cap	11,748			11,748
Stocks - small cap	18,419			18,419
Stocks - international	3,333			3,333
Mutual funds - equity		273,893		273,893
Mutual funds - multi-class		72,802		72,802
Mutual funds - fixed		20,516		20,516
Cash and cash equivalents	28,371			28,371
Limited partnerships			180	180
Total	$63,798	$423,255	$180	$487,233

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Pooled equities	$-	$88,540	$-	$88,540
Pooled fixed income		70,180		70,180
Foreign bonds		182		182
Insurance contracts			28,268	28,268
Mutual funds		1,334		1,334
Cash and cash equivalents	456			456
Total	$456	$160,236	$28,268	$188,960

The following table includes the activity that occurred during the years ended May 31, 2019 and 2018 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2019	$28,448	1,228		(1,661)	$28,015
Year ended May 31, 2018	30,387	(65)	-	(1,874)	28,448

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed-income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments, except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations.

The goals of the investment strategy for pension assets include: the total return of the funds shall, over an extended period of time, surpass an index composed of the MSCI World Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash), weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the MSCI World Stock Index over a full market cycle, while the fixed-income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed-income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed-income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed-income assets such as, but not limited to, global and high-yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer-matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $19.4 million, $18.7 million and $17.4 million for the years ending May 31, 2019, 2018 and 2017, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $60.7 in 2020, $57.3 in 2021, $62.3 in 2022, $62.8 in 2023 and $62.1 in 2024. In the five years thereafter (2025-2029), we expect to pay $320.0 million.